Supplemental cash flow disclosures - Changes in Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Disclosure [Abstract]
Interest income	$ (18,400)	$ (8,300)
Decrease (increase) in amounts receivable	6,766	(13,646)
Decrease (increase) in inventories	40,229	(76,404)
Decrease (increase) in other current assets	7,173	(134)
(Decrease) increase in accounts payable and accrued liabilities	(8,578)	30,955
Decrease in income taxes payable	(2,353)	(4,803)
Changes in working capital	$ 43,237	$ (64,032)